PROPERTY AND EQUIPMENT NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT NET
Depreciation expense	$ 18,652	$ 15,891	$ 40,038
Loss from disposal of property and equipment	$ 607	$ 37,468	$ 0